Virtus Allocator Premium AlphaSectorSM Fund
Investment Objective
The fund has an investment objective of seeking capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 17 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Allocator Premium AlphaSector Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Allocator Premium AlphaSector Fund		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.67%	0.67%	0.67%
Acquired Fund Fees and Expenses (Underlying ETFs)	[1]	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	[1]	2.35%	3.10%	2.10%
Less: Expense Reimbursement	[2]	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.08%	2.83%	1.83%
[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses) so that such expenses do not exceed 1.75% for Class A Shares, 2.50% for Class C Shares and 1.50% for Class I Shares through March 31, 2012. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Virtus Allocator Premium AlphaSector Fund (USD $)	1 Year	3 Years
Class A	774	1,241
Class C	361	907
Class I	186	631

Expense Example, No Redemption Virtus Allocator Premium AlphaSector Fund (USD $)	1 Year	3 Years
Class A	774	1,241
Class C	261	907
Class I	186	631

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Investments, Risks and Performance Principal Investment Strategies

The fund allocates assets to multiple asset classes including: U.S. Equity, International Equity, Fixed Income, and Alternative. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in exchange-traded funds ("ETFs") representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs representing both developed markets ("EAFE") and emerging markets. The Fixed Income allocation may be invested in ETFs representing Fixed Income sectors including: high yield, municipals, investment grade corporate, mortgages and intermediate treasuries. The Alternative allocation may be invested in ETFs representing gold and real estate. The fund may also invest in stocks (without restriction as to market capitalization), bonds (without restriction as to credit quality) and short-term securities. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the exchange-traded funds in which the fund invests. The principal risks of investing in the fund are:

>

Commodity Risk. The risk that investments in commodities, such as gold, or commodity-linked instruments will subject the fund's portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Real Estate Investment Risk. The risk that the value of the fund's shares will be negatively affected by factors specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

>

Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Virtus Global Premium AlphaSectorSM Fund
Investment Objective
The fund has an investment objective of seeking capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.
Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 17 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Global Premium AlphaSector Fund	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Global Premium AlphaSector Fund		Class A	Class C	Class I
Management Fees		1.10%	1.10%	1.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.67%	0.67%	0.67%
Acquired Fund Fees and Expenses (Underlying ETFs)	[1]	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	[1]	2.36%	3.11%	2.11%
Less: Expense Reimbursement	[2]	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Expense Reimbursement		2.09%	2.84%	1.84%
[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses) so that such expenses do not exceed 1.75% for Class A Shares, 2.50% for Class C Shares and 1.50% for Class I Shares through March 31, 2012. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Virtus Global Premium AlphaSector Fund (USD $)	1 Year	3 Years
Class A	775	1,244
Class C	362	910
Class I	187	634

Expense Example, No Redemption Virtus Global Premium AlphaSector Fund (USD $)	1 Year	3 Years
Class A	775	1,244
Class C	262	910
Class I	187	634

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Investments, Risks and Performance Principal Investment Strategies

The fund allocates assets to U.S. Equity and International Equity. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in exchange-traded funds ("ETFs") representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs representing both developed markets ("EAFE") and emerging markets. The fund may also invest in stocks (without restriction as to market capitalization). In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Under normal circumstances, the fund intends to allocate at least 40% of its assets to ETFs representative of non-U.S. markets. Through its investments in these ETFs, the fund's exposure to non-U.S. markets will be diversified among countries and will have represented the business activities of a number of different countries.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the exchange-traded funds in which the fund invests. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 15, 2011
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 15, 2011
Prospectus Date	rr_ProspectusDate	Mar 15, 2011
Virtus Allocator Premium AlphaSector Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	774
3 Years	rr_ExpenseExampleYear03	1,241
1 Year	rr_ExpenseExampleNoRedemptionYear01	774
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,241
Virtus Allocator Premium AlphaSector Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.83%
1 Year	rr_ExpenseExampleYear01	361
3 Years	rr_ExpenseExampleYear03	907
1 Year	rr_ExpenseExampleNoRedemptionYear01	261
3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Virtus Allocator Premium AlphaSector Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[1]
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[1]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	186
3 Years	rr_ExpenseExampleYear03	631
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Virtus Allocator Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Allocator Premium AlphaSectorSM Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 17 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund allocates assets to multiple asset classes including: U.S. Equity, International Equity, Fixed Income, and Alternative. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in exchange-traded funds ("ETFs") representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs representing both developed markets ("EAFE") and emerging markets. The Fixed Income allocation may be invested in ETFs representing Fixed Income sectors including: high yield, municipals, investment grade corporate, mortgages and intermediate treasuries. The Alternative allocation may be invested in ETFs representing gold and real estate. The fund may also invest in stocks (without restriction as to market capitalization), bonds (without restriction as to credit quality) and short-term securities. In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the exchange-traded funds in which the fund invests. The principal risks of investing in the fund are:

>

Commodity Risk. The risk that investments in commodities, such as gold, or commodity-linked instruments will subject the fund's portfolio to volatility that may also deviate from price movements in equity and fixed income securities.

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>

High Yield-High Risk Fixed Income Securities Risk. The risk that the issuers of high yield-high risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Real Estate Investment Risk. The risk that the value of the fund's shares will be negatively affected by factors specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

>

Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown
Virtus Global Premium AlphaSector Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[4]
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[4]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	775
3 Years	rr_ExpenseExampleYear03	1,244
1 Year	rr_ExpenseExampleNoRedemptionYear01	775
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,244
Virtus Global Premium AlphaSector Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[4]
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.11%	[4]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.84%
1 Year	rr_ExpenseExampleYear01	362
3 Years	rr_ExpenseExampleYear03	910
1 Year	rr_ExpenseExampleNoRedemptionYear01	262
3 Years	rr_ExpenseExampleNoRedemptionYear03	910
Virtus Global Premium AlphaSector Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%	[4]
Acquired Fund Fees and Expenses (Underlying ETFs)	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[4]
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	187
3 Years	rr_ExpenseExampleYear03	634
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Virtus Global Premium AlphaSector Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Premium AlphaSectorSM Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under "Sales Charges" on page 17 of the fund's prospectus and "Alternative Purchase Arrangements" on page 53 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund allocates assets to U.S. Equity and International Equity. Allocations within each asset class are based on proprietary quantitative models.

The U.S. Equity allocation may be invested in exchange-traded funds ("ETFs") representing the primary sectors of the S&P 500® Index. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. The International Equity allocation may be invested in ETFs representing both developed markets ("EAFE") and emerging markets. The fund may also invest in stocks (without restriction as to market capitalization). In times of market weakness, the fund has the ability to move partially or fully to short-term cash equivalents.

Under normal circumstances, the fund intends to allocate at least 40% of its assets to ETFs representative of non-U.S. markets. Through its investments in these ETFs, the fund's exposure to non-U.S. markets will be diversified among countries and will have represented the business activities of a number of different countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the exchange-traded funds in which the fund invests. The principal risks of investing in the fund are:

>

Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund's shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

>

Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>	Interest Rate Risk. The risk that when interest rates rise, the values of the fund's debt securities will fall.

>

Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>

Sector Concentration Risk. The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.

>

U.S. Government Securities Risk. The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not had a full calendar year of operations; therefore, performance information is not shown.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not had a full calendar year of operations; therefore, performance information is not shown

[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses) so that such expenses do not exceed 1.75% for Class A Shares, 2.50% for Class C Shares and 1.50% for Class I Shares through March 31, 2012. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[4]	Estimated for current fiscal year.
[5]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses) so that such expenses do not exceed 1.75% for Class A Shares, 2.50% for Class C Shares and 1.50% for Class I Shares through March 31, 2012. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
[6]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.